Revenues (Tables)	12 Months Ended
Dec. 31, 2021
Revenues [Abstract]
Schedule of Revenue	Revenues are comprised of the following:

	Year Ended December 31
	2019	2020	2021
Time charter revenue	$202,400	$198,382	$328,905
Voyage charter revenue	—	2,603	5,578
Other income	4,282	5,050	8,992
Total	206,682	206,035	343,475